Expense Example - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund - Fidelity Tax-Free Bond Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	119
5 years	229
10 years	$ 552